Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Schedule Of Inventories
Schedule of Inventories
	September 30, 2024	September 30, 2023
Raw materials	8,433	6,553
Semi-finished	324	165
Finished goods	941	1,548
	9,698	8,266